Bayview
Oceanview Mortgage Trust 2022-DSCR1
9/9/2022
Loan ID	Transaction ID	Field Name	Review Value	Tape Value	Discrepancy Comments
2022BVDSR1_0791	xxxxxxx	DSCR	1.5	1.66